Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Related Party Transactions
Salaries, bonus and other benefits	$ 95	$ 432	$ 526	$ 864
Share based compensation	259	241	512	727
Key Management Personnel Compensation	$ 354	$ 673	$ 1,038	$ 1,591